ACQUISITIONS	12 Months Ended
Dec. 31, 2011
ACQUISITIONS
ACQUISITIONS

3.                                      ACQUISITIONS

Acquisitions in 2008

Between April 1, 2008 and August 4, 2008, the Group acquired a 100% equity interest in the following entities: Peak, Aim, Golden, Goldwhite, Ahead and Century.  These six entities are investing holding companies which own six different advertising agency businesses and were acquired by the Group separately from six unrelated entities.  The purpose of the acquisitions was to leverage the blue-chip customer base of the advertising planning companies and integrate their strong sales teams into the Group’s sales network to increase value for shareholders.  The purchase price was comprised entirely of contingent consideration based on multiples ranging from 1.0 to 2.3 on the Earnings (as defined below) of the respective acquired businesses for the years ended December 31, 2008, 2009 and 2010, contingent upon the collection of the relevant revenues of respective acquired businesses (the “Earn-out Consideration”).  The Earnings represent advertising service revenues generated by the acquired business as deducted by the relevant operating costs and expenses (including media costs, business taxes and surcharges, sales and marketing expenses, general and administrative expenses, allowance for doubtful accounts) incurred by the corresponding acquired business (“Earnings”).  The Earn-out Consideration was assessed quarterly and to be settled on demand.  Pursuant to the terms of the acquisition agreements, the Group paid initial deposits of $16,689,988 in the year ended December 31, 2008.  These initial deposits were used to offset a portion of the additional consideration payable at the end of the Earn-out Consideration period, in June 2011.

Earn-out Consideration was accounted for as the purchase price of the acquired businesses when the contingency as stipulated in the acquisition agreements are resolved, that is when the relevant revenues of the respective acquired businesses for the years ended December 31, 2008, 2009 and 2010 are collected, by recording additional goodwill with a corresponding credit to consideration payable.

The following tables summarize the methodology for calculations of Earn-out Consideration of the respective acquired businesses upon the relevant revenue are collected:

Acquired	Methodology for calculation of Earn-out Consideration
businesses	as set out in the acquisition agreements

Peak	Multiple of 2.23, 1.9 and 1.0 on the first RMB 40 million of, further RMB 75 million of and remaining Earnings of Peak, respectively, for year ended December 31, 2008.

Multiple of 2.23, 1.9 and 1.0 on the first RMB 46 million of, further RMB 112.5 million of and remaining Earnings of Peak, respectively, for year ended December 31, 2009.

Multiple of 2.23, 1.9 and 1.0 on the first RMB 52.9 million of, further RMB 135 million of and remaining Earnings of Peak, respectively, for year ended December 31, 2010.

The total contingent consideration for Peak is capped at RMB 350.0 million.

Acquired	Methodology for calculation of Earn-out Consideration
businesses	as set out in the acquisition agreements

Aim	Multiple of 2.3, 1.9 and 1.0 on the first RMB 5 million of, further RMB 46.9 million of and remaining Earnings of Aim, respectively, for year ended December 31, 2008.

Multiple of 2.3, 1.9 and 1.0 on the first RMB 7 million of, further RMB 53.6 million of and remaining Earnings of Aim, respectively, for year ended December 31, 2009.

Multiple of 2.3, 1.9 and 1.0 on the first RMB 10 million of, further RMB 60.3 million of and remaining Earnings of Aim, respectively, for year ended December 31, 2010.

The total contingent consideration for Aim is capped at RMB 171.6 million.

Golden	Multiple of 2.1, 1.9 and 1.0 on the first RMB 12 million of, further RMB 30 million of and remaining Earnings of Golden, respectively, for year ended December 31, 2008.

Multiple of 2.1, 1.9 and 1.0 on the first RMB 15 million of, further RMB 37.5 million of and remaining Earnings of Golden, respectively, for year ended December 31, 2009.

Multiple of 2.1, 1.9 and 1.0 on the first RMB 20 million of, further RMB 45 million of and remaining Earnings of Golden, respectively, for year ended December 31, 2010.

The total contingent consideration for Golden is capped at RMB 118.5 million.

Goldwhite	Multiple of 2.29, 1.9 and 1.0 on the first RMB 20 million of, further RMB 30 million of and remaining Earnings of Goldwhite, respectively, for year ended December 31, 2008.

Multiple of 2.29, 1.9 and 1.0 on the first RMB 23 million of, further RMB 37.5 million of and remaining Earnings of Goldwhite, respectively, for year ended December 31, 2009.

Multiple of 2.29, 1.9 and 1.0 on the first RMB 26.45 million of, further RMB 45 million of and remaining Earnings of Goldwhite, respectively, for year ended December 31, 2010.

The total contingent consideration for Goldwhite is capped at RMB 151.0 million.

Acquired	Methodology for calculation of Earn-out Consideration
businesses	as set out in the acquisition agreements

Ahead	Multiple of 2.09, 1.9 and 1.0 on the first RMB 13 million of, further RMB 42.25 million of and remaining Earnings of Ahead, respectively, for year ended December 31, 2008.

Multiple of 2.09, 1.9 and 1.0 on the first RMB 32.5 million of, further RMB 78 million of and remaining Earnings of Ahead, respectively, for year ended December 31, 2009.

Multiple of 2.09, 1.9 and 1.0 on the first RMB 39 million of, further RMB 87.75 million of and remaining Earnings of Ahead, respectively, for year ended December 31, 2010.

The total contingent consideration for Ahead is capped at RMB 184.0 million.

Century	Multiple of 2.2, 1.9 and 1.0 on the first RMB 8 million of, further RMB 12 million of and remaining Earnings of Century, respectively, for year ended December 31, 2008, 2009 and 2010.

Multiple of 2.2, 1.9 and 1.0 on the first RMB 12 million of, further RMB 16 million of and remaining Earnings of Century, respectively, for year ended December 31, 2009.

Multiple of 2.2, 1.9 and 1.0 on the first RMB 15 million of, further RMB 20 million of and remaining Earnings of Century, respectively, for year ended December 31, 2010.

The total contingent consideration for Century is capped at RMB 63.9 million.

The following table summarizes the movements of the Earn-out Consideration payables:

	Peak	Aim	Golden	Goldwhite	Ahead	Century	Total

At January 1, 2009	$14,077,134	$3,486,233	$4,037,393	$4,808,952	$4,933,377	$2,167,694	$33,510,783
Additional Earn-out Consideration for 2008	8,417,929	9,196,334	4,938,926	4,556,237	7,258,033	1,559,759	35,927,218
Earn-out Consideration for 2009	25,823,672	4,881,252	5,154,755	4,792,551	6,917,422	4,445,735	52,015,387
Less: Cash settlements in 2009	(20,280,617)	(12,268,699)	(8,495,113)	(8,065,394)	(11,840,634)	(3,298,945)	(64,249,402)

At December 31, 2009	$28,038,118	$5,295,120	$5,635,961	$6,092,346	$7,268,198	$4,874,243	$57,203,986
Additional Earn-out Consideration for 2009	—	6,405,393	2,577,464	6,330,350	5,890,039	650,285	21,853,531
Earn-out Consideration for 2010	2,309,706	983,706	495,138	1,337,715	638,150	463,174	6,227,589
Less: Cash settlements in 2010	(23,776,583)	(10,921,164)	(7,281,461)	(9,904,807)	(11,930,914)	(4,694,249)	(68,509,178)
Offset by prepayment	(6,571,241)	(1,225,057)	(1,427,102)	(3,855,604)	—	(1,271,392)	(14,350,396)

At December 31, 2010	$—	$537,998	$—	$—	$1,865,473	$22,061	$2,425,532
Additional Earn-out Consideration for 2010	—	—	—	—	1,338,072	—	1,338,072
Less: Cash settlements in 2011	—	(537,998)	—	—	(761,130)	(22,061)	(1,321,189)
Offset by prepayment	—	—	—	—	(2,442,415)	—	(2,442,415)

At December 31, 2011	$—	$—	$—	$—	$—	$—	$—

Recorded in the balance sheet
As of December 31, 2011 as:
- Current	$—	$—	$—	$—	$—	$—	$—
- Non-current	—	—	—	—	—	—	—

As of December 31, 2010 as:
- Current	$—	$537,998	$—	$—	$1,865,473	$22,061	$2,425,532
- Non-current	—	—	—	—	—	—	—

The Company settled Earn-out Consideration of $64.2 million in 2009, and the current portion of Earn-out Consideration payable as of December 31, 2009 of $47.9 million was paid in 2010.  The non-current portion of Earn-out Consideration payable of $9.3 million as of December 31, 2009 was previously expected to be offset against the deposit for the respective acquisitions at the end of the Earn-out Consideration period, which is by end of June 2011.  Because the revenues for the Earn-out Consideration in four of the acquired advertising agency businesses were fully collected by end of December 31, 2010, the majority of the non-current Earn-out Consideration payable as of December 31, 2009 was offset against the deposits for the acquisitions in 2010.  The Earn-out Consideration payable of $2,425,532 as of December 31, 2010 was settled in 2011.

Due to the additional Earn-out Consideration for 2009 upon the collection of 2009 revenues in 2010, and Earn-out Consideration for 2010 upon the receipt of the 2010 revenues in 2010, the goodwill for Peak, Aim, Golden, Goldwhite, Ahead and Century increased by $2,309,706, $7,389,099, $3,072,602, $7,668,065, $6,528,189, $1,113,459, respectively, during the year ended December 31, 2010.

In 2010, cash settlement of Earn-out Consideration payable of $23.8 million was made for Peak in January 2010 and February 2010; cash settlement of Earn-out Consideration payable of $10.9 million was made for Aim in January 2010, February 2010 and July 2010; cash settlement of Earn-out Consideration payable of $7.3 million was made for Golden in January 2010, February 2010 and April, 2010; cash settlement of Earn-out Consideration payable of $9.9 million was made for Goldwhite in January 2010, February 2010, April 2010 and June 2010; cash settlement of Earn-out Consideration payable of $11.9 million was made for Ahead in January 2010, March 2010 and April 2010; cash settlement of $4.7 million was made for Century in January 2010 and March 2010.

The Earn-out Consideration payable is fully settled during the year ended December 31, 2011.  Such Earn-out Consideration arrangement was completed as of December 31, 2011 and no additional Earn-out Consideration will be paid.

Acquisition in 2010

On October 15, 2009, the Company entered into an agreement with DMG to acquire a 100% equity interest in DMG (the “DMG Acquisition”).  Prior to the acquisition, DMG through its subsidiaries and VIE, was principally engaged in selling advertising time on its out-of-home digital television networks in subway platforms in the PRC and HK.  The purpose of this acquisition is to eliminate the competition with DMG and increase the Group’s market share in selling advertisement time on mobile digital television networks in the PRC.  The acquisition was completed in January 2010.  The total fair value of consideration on the acquisition date of $166,534,458 is payable by means of cash and/or the Company’s common shares to the selling shareholders of DMG in three instalments over two years, including an initial instalment of $100,000,000 payable at the closing of the transaction.  The initial instalment of consideration consists of payment of $40,000,000 in cash (the “ First Cash Instalment”) and the delivery of 8,476,013 common shares of the Company.  The agreement specifies that the two subsequent instalments of $30,000,000 each, in which $20,000,000 will be payable in cash and $10,000,000 will be payable, at the election of the selling shareholders of DMG, either in cash or in common shares of the Company, is to be due on the first and second anniversaries of the closing of the transaction, which is on January 2, 2011 and 2012, respectively.  The 8,476,013 common shares issuable to the selling shareholders of DMG under the initial instalment are subject to a one-year lock-up period.  For the $10,000,000 payable in cash or in common shares of the Company in each of the two subsequent instalments, if the selling shareholders of DMG elected to receive common shares, the agreement specifies that these common shares are to be subject to a lock-up period of 3 months from the date of issuance.  The transaction cost in relation to the DMG Acquisition was approximated to $472,000 which is included in general and administrative expense for the year ended December 31, 2010.

Pursuant to the agreement, the Group placed $40,000,000 in the designated escrow account in 2009, $36,000,000 of which was subsequently released as payment for the First Cash Instalment during the year ended December 31, 2010.  The remaining deposit of $4,000,000 is expected to be released to the selling shareholders of DMG by the escrow agent when the litigation with the selling shareholders and former management of DMG as set out in Note 18(c) is completed, and is recorded in the consolidated balance sheet within prepaid expenses and other current assets (see Note 5) as of December 31, 2010 and 2011.  Upon release, the remaining deposit will be offset against the current portion of consideration payable relating to the first instalment of consideration.  The Company issued 8,476,013 new common shares in 2010 for the DMG Acquisition, 7,628,412 common shares of which have been released to the selling shareholders of DMG in 2010, while the remaining 847,601 common shares have not been released to the selling shareholders of DMG as of December 31, 2011.

The second and third instalments of consideration with total amount of $60,000,000 and the remaining deposit of $4,000,000 for the DMG Acquisition are recorded within current portion of consideration payable on the consolidated balance sheet as of December 31, 2011.

The Company accounted for this business combination using the acquisition method of accounting.  The following table summarizes the consideration paid for the DMG Acquisition and the amounts of the assets acquired and liabilities assumed recognized based on their fair values as of the acquisition date, as well as the fair value at the acquisition date of the noncontrolling interest in DMG.

	As of	Amortization
	Acquisition date	period
Consideration
Cash (note a)	$79,311,438
Equity instruments (8,476,013 common shares of the Company) (note b)	67,567,386
Cash / Equity instruments (note c)	19,655,634

Fair value of total consideration transferred	$166,534,458

Recognized amounts of identifiable assets acquired and liabilities assumed
Identifiable intangible assets
- Concession contracts	$90,653,467	9 years
- Technology	336,838	9 years
- Non-compete agreements	161,097	10 years
Cash and cash equivalents	3,840,983
Restricted cash	42,409,500
Fixed assets	6,795,102
Trade and other receivables and other assets	9,175,868
Short-term bank borrowings	(42,898,604)
Trade and other payables and other current liabilities	(10,631,163)
Deferred tax liabilities - non-current	(22,787,850)

Total identifiable net assets	$77,055,238
Noncontrolling interest	(2,403)
Goodwill	$89,481,623
	$166,534,458

Cash flows arising on acquisition in 2010:
Cash and cash equivalents acquired	3,840,983

Notes:

(a)                                 This amount represents the cash deposit of $40,000,000 paid in 2009 and fair value of the portion of consideration payable to be settled in cash totalling $40,000,000 due in 2010 and 2011 in two subsequent instalments of $20,000,000 each.  As of January 4, 2012, the overdue consideration payable of $40,000,000 remains unpaid as a result of the litigation with the selling shareholders and former management of DMG as set out in Note 18(c).

(b)                                 The Company issued 8,476,013 common shares in 2010 for the DMG Acquisition, 7,628,412 common shares of which have been released to the selling shareholders of DMG in 2010, while the remaining 847,601 common shares have not been released to the selling shareholders of DMG as of December 31, 2010 and 2011.

(c)                                  This amount represents fair value of the portion of consideration payable totalling $20,000,000, which pursuant to the agreement will be settled, at the election of the selling shareholders of DMG, either in cash or in common shares of the Company, in 2010 and 2011.  As of December 31, 2011, the overdue consideration payable of $20,000,000 remains unpaid as a result of the litigation with the selling shareholders and former management of DMG as set out in Note 18(c).

The fair values of intangible assets were derived from a valuation report prepared with the assistance of an unrelated valuation expert. The weighted-average amortization period of acquired intangible assets is 9 years.

The fair value of the 8,476,013 common shares issued as part of the consideration paid for DMG Acquisition was determined based on the closing market price of the Company’s common shares on the acquisition date, adjusted for lower liquidity of lock-up period of such shares.

The fair value of the trade and other receivables and other assets includes accounts receivable with a fair value of $3,719,694.  The gross amount due under the contracts is $3,923,478, of which $203,784 is expected to be uncollectible.

The amount of goodwill resulting from the purchase price allocation represents the premium paid for potential synergies expected to be generated from the acquisition.  None of the goodwill recognized is expected to be deductible for income tax purposes.

The fair value of the noncontrolling interest in DMG, a private entity, was estimated by applying the income approach and the market approach.  This fair value measurement is based on significant inputs that are not observable in the market and thus represents a Level 3 measurement.  Key assumptions include a discount rate of 16%, a terminal value based on long-term sustainable growth rates of 3%, and adjustments because of the lack of control or lack of marketability that market participants would consider when estimating the fair value of the noncontrolling interest in DMG.

The amounts of DMG’s revenues and results of operations included in the Group’s consolidated statement of operations since date of acquisition to December 31, 2010, and the revenues and results of operations of the combined entities had the acquisition occurred on January 1, 2009, are as follows.  This unaudited pro forma financial information is presented for information purposes only.  It is based on historical information and does not purport to represent the actual results that may have occurred had the Company consummated the acquisition on January 1, 2009, nor is it necessarily indicative of future results of operations of the consolidated enterprise.

	Revenues	Net loss

The amount attributable to DMG in the Group’s consolidated statement of operations:
- Actual from January 2, 2010 to December 31, 2010	$30,662,842	$(50,809,446)
Supplemental pro forma (unaudited):
- for year ended December 31, 2009	140,917,542	(34,320,800)
- for year ended December 31, 2010	138,056,640	(151,256,961)

Please refer to Note 18(c) for further details on the litigation with the selling shareholders and former management of DMG.